Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 16,616,493	$ 33,206,712	$ 12,610,383
Restricted cash	0	6,338,306	0
Accounts receivable, net	9,612,672	8,010,708	20,569,497
Prepaid expenses	1,521,376	864,513	1,275,134
Total current assets	27,750,541	48,420,239	34,455,014
Long-term prepaid insurance	535,082
Operating lease right-of-use assets	2,085,923	2,615,204	3,053,022
Financing lease right-of-use assets	3,946,306	4,019,322	4,184,427
Equipment, net	24,837,073	24,314,455	14,845,470
Total assets	59,154,925	79,369,220	56,537,933
Liabilities, Current [Abstract]
Accounts payable	4,943,581	4,458,525	7,382,361
Forward share purchase liability		6,338,306
Notes payable – current portion	25,013	25,013	538,731
Operating lease liabilities, current portion	1,169,139	1,142,413	924,265
Finance lease liabilities, current portion	140,767	161,050	194,717
Due to related party		2,367	16,778
Deferred grant income		100,000	100,000
Accrued expenses and other current liabilities	9,858,719	12,455,888	1,904,878
Total current liabilities	16,137,219	24,683,562	11,061,730
Operating lease liabilities, noncurrent	1,061,122	1,653,185	2,372,777
Finance Lease, Liability, Noncurrent	3,694,834	3,762,430	3,923,554
Warrant liabilities	1,140,478	10,720,130
Notes payable, noncurrent			172,037
Total liabilities	22,033,653	40,819,307	17,530,098
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred stock	0	0	0
Common stock	4,358	4,349	2,598
Treasury stock, at cost; 546,658 and 0 shares held at June 30, 2022 and December 31, 2021, respectively	(5,521,246)
Additional Paid in Capital	75,557,244	67,674,515	50,989,657
Retained Earnings (Accumulated Deficit)	(32,919,084)	(29,128,951)	(11,984,420)
Total stockholders' equity	37,121,272	38,549,913	39,007,835
Total liabilities and stockholders' equity	$ 59,154,925	$ 79,369,220	$ 56,537,933